As filed with the Securities and Exchange Commission on 08/28/2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

811-22486

Investment Company Act file number

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

GuideMark® Opportunistic Fixed Income Fund

Schedule of Investments (Unaudited)

June 30, 2017

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 20.05%
805,099	Alternative Loan Trust
	Series 2007-15CB, 6.000%, 07/25/2037	$751,821
789,996	Banc of America Funding Corp.
	Series 2007-3, 5.831%, 04/25/2037 (a)	690,783
803,153	Chase Mortgage Finance Trust
	Series 2007-S3, 6.000%, 05/25/2037	646,824
	Credit Suisse Mortgage Capital Mortgage-Backed Trust
286,123	Series 2006-9, 6.000%, 11/25/2036	278,651
412,383	Series 2007-1, 6.000%, 02/25/2037	386,044
392,985	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
	Series 2006-AR1, 3.378%, 02/25/2036 (a)	375,447
382,037	First Horizon Alternative Mortgage Securities Trust
	Series 2007-FA4, 6.250%, 08/25/2037	301,914
407,998	First Horizon Mortgage Pass-Through Trust
	Series 2007-4, 6.000%, 08/25/2037	345,400
	GSR Mortgage Loan Trust
709,392	Series 2006-9F, 6.500%, 10/25/2036	650,689
301,355	Series 2007-4F, 6.000%, 07/25/2037	275,732
580,237	IndyMac IMJA Mortgage Loan Trust
	Series 2007-A3, 6.250%, 11/25/2037	471,857
414,730	IndyMac INDX Mortgage Loan Trust
	Series 2005-AR1, 3.257%, 03/25/2035 (a)	418,624
	JP Morgan Chase Commercial Mortgage Securities Trust
6,433,637	Series 2012-C8, 1.974%, 10/17/2045 (a)(g)	466,074
7,933	Series 2007-LDP10, 5.464%, 01/15/2049 (a)	7,927
517,454	Lehman Mortgage Trust
	Series 2006-2, 5.750%, 04/25/2036	511,073
444,926	MASTR Adjustable Rate Mortgages Trust
	Series 2006-2, 3.279%, 01/25/2036 (a)	441,826
	Morgan Stanley Mortgage Loan Trust
925,797	Series 2005-10, 6.000%, 12/25/2035	802,490
632,766	Series 2007-12, 6.250%, 08/25/2037	549,703
	Residential Asset Securitization Trust
774,045	Series 2007-A2, 6.000%, 04/25/2037	710,992
596,066	Series 2007-A6, 6.000%, 06/25/2037	565,886
935,255	Series 2007-A7, 6.000%, 07/25/2037	717,121
929,311	TBW Mortgage-Backed Trust
	Series 2006-6, 5.630%, 01/25/2037 (a)	548,412
444,393	Washington Mutual Asset-Backed Certificates Trust
	2006-HE3, 1.371%, 08/25/2036 (a)	406,494
221,666	Washington Mutual Mortgage Pass-Through Certificates Trust
	Series 2006-5, 6.000%, 07/25/2036	194,290
265,288	Wells Fargo Alternative Loan Trust
	Series 2007-PA1, 6.000%, 03/25/2037	240,486

	Total Collateralized Mortgage Obligations (Cost $12,891,277)	11,756,560

Number of Shares
	COMMON STOCKS - 0.01%
	Metals & Mining - 0.00%
12,305,675	K2016470219 - Class A (b)(c)(f)	0
1,336,186	K2016470219 - Class B (b)(c)(f)	0

		0

	Transportation - 0.01%
22	CEVA Holdings LLC (b)(c)	5,608

	Total Common Stocks (Cost $29,791)	5,608

Principal Amount
	CONVERTIBLE OBLIGATIONS - 1.41%
	Metals & Mining - 1.41%
780,000	B2Gold Corp.
	3.250%, 10/01/2018	828,984

	Total Convertible Obligations (Cost $780,000)	828,984

	CORPORATE OBLIGATIONS - 0.40%
	Specialty Retail - 0.40%
	K2016470219 South Africa, Ltd.
907,612	0.000% Cash or 3.000% PIK, 12/31/2022 (Acquired 02/01/2017, Cost $1,098,989) (d)	52,188
155,835	0.000% Cash or 8.000% PIK, 12/31/2022 (Acquired 12/30/2016, Cost $822,279) (d)	29,368
143,046	K2016470260 South Africa, Ltd.
	0.000% Cash or 25.000% PIK, 12/31/2022 (Acquired 02/01/2017, Cost $143,046) (d)	153,774

	Total Corporate Obligations (Cost $2,064,314)	235,330

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 48.82%
	Argentine Bonos del Tesoro
60,000	22.750%, 03/05/2018	3,916
1,002,000	21.200%, 09/19/2018	64,701
6,797,000	18.200%, 10/03/2021	453,897
2,227,900	16.000%, 10/17/2023	149,179
17,336,100	15.500%, 10/17/2026	1,204,620
	Brazil Letras do Tesouro Nacional
18,000,000	7.839%, 01/01/2019 (e)	4,782,635
334,000	8.027%, 07/01/2020 (e)	76,160
	Brazil Notas do Tesouro Nacional - Serie F
2,065,000	(0.060)%, 01/01/2021 (e)	624,647
120,000	10.000%, 01/01/2023	35,862
70,000	10.000%, 01/01/2025	20,665
160,000,000	Colombia Government International Bond
	7.750%, 04/14/2021	56,543
	Colombian TES
583,000,000	10.000%, 07/24/2024	233,645
296,500,000	7.500%, 08/26/2026	104,425
342,500,000	6.000%, 04/28/2028	107,712
3,536,000,000	7.750%, 09/18/2030	1,264,666
	Ghana Government Bond
780,000	23.230%, 02/19/2018	182,834
150,000	22.490%, 04/23/2018	35,127
1,810,000	23.470%, 05/21/2018	428,425
990,000	19.040%, 09/24/2018	226,961
99,000	24.500%, 10/22/2018	24,190
200,000	24.500%, 06/21/2021	53,031
390,000	24.750%, 07/19/2021	104,639
300,000	18.750%, 01/24/2022	69,922
300,000	19.750%, 03/25/2024	72,986
910,000	19.000%, 11/02/2026	219,692
910,000	19.750%, 03/15/2032	218,311
	Ghana Treasury Note
170,000	22.500%, 12/10/2018	40,732
340,000	21.000%, 01/07/2019	79,225
290,000	19.950%, 05/06/2019	67,565
	India Government Bond
22,000,000	8.200%, 02/15/2022	360,645
44,000,000	8.150%, 06/11/2022	721,358

90,000,000	8.130%, 09/21/2022	1,476,312
74,000,000	8.830%, 11/25/2023	1,262,198
7,000,000	7.680%, 12/15/2023	113,560
	Indonesia Treasury Bond
41,591,000,000	8.375%, 09/15/2026	3,449,923
937,000,000	7.000%, 05/15/2027	71,185
606,000,000	9.000%, 03/15/2029	51,873
140,000,000	10.500%, 08/15/2030	13,333
1,689,000,000	8.750%, 05/15/2031	143,142
7,580,000,000	8.375%, 03/15/2034	613,396
	Korea Treasury Bond
98,700,000	1.375%, 09/10/2021	84,590
1,973,000,000	1.875%, 03/10/2022	1,723,622
	Mexican Bonos
445,100	4.750%, 06/14/2018	2,405,937
27,100	8.500%, 12/13/2018	152,874
378,200	5.000%, 12/11/2019	2,010,246
	Mexican Udibonos
25,366	3.500%, 12/14/2017 (h)	140,505
15,243	4.000%, 06/13/2019 (h)	85,405
12,597	2.500%, 12/10/2020 (h)	68,123
	Philippine Government Bond
22,580,000	3.875%, 11/22/2019	448,545
15,690,000	3.375%, 08/20/2020	305,647
	Republic of South Africa Government Bond
2,385,000	10.500%, 12/21/2026	202,395
1,989,000	8.000%, 01/31/2030	137,733
833,000	7.000%, 02/28/2031	52,192
1,876,000	8.250%, 03/31/2032	129,573
1,252,000	8.875%, 02/28/2035	88,994
537,000	6.250%, 03/31/2036	29,048
266,000	8.500%, 01/31/2037	18,103
	Serbia Treasury Bonds
3,910,000	10.000%, 08/21/2019	41,120
5,860,000	10.000%, 09/11/2021	65,535
62,780,000	10.000%, 02/05/2022	708,904
1,120,000	Ukraine Government International Bond
	2.616%, 05/31/2040 (Acquired 04/05/2011 through 02/06/2014, Cost $646,851) (d)(e)	438,682

	Total Foreign Government Debt Obligations (Cost $27,177,231)	28,621,611

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 12.76%
	Federal Home Loan Mortgage Corp.
1,024,211	Pool #4062, 3.500%, 06/15/2042	1,038,399
781,831	Pool #4171, 3.000%, 02/15/2043	723,134
1,223,846	Pool #4413, 3.500%, 11/15/2044	1,230,228
	Federal National Mortgage Association
720,401	Pool #1201, 3.500%, 10/01/2032	752,632
386,946	Pool #2005-56, 6.000%, 08/25/2033 (a)	432,064
110,524	Pool #2011-113, 4.000%, 03/25/2040	111,787
650,635	Pool #2012-63, 2.000%, 08/25/2040	651,120
1,324,192	Pool #2014-95, 3.000%, 04/25/2041	1,349,941
	Government National Mortgage Association
786,540	Pool #2010-62, 4.538%, 05/20/2040 (a)(g)	114,207
801,229	Pool #2011-72, 4.168%, 05/20/2041 (a)(g)	108,011
700,000	Pool #2012-40, 4.000%, 01/20/2042	745,637
1,587,015	Pool #2013-113, 5.038%, 03/20/2043 (a)(g)	220,483

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $7,328,853)	7,477,643

Number of Shares
	PREFERRED STOCKS - 0.02%
	Transportation - 0.02%
49	CEVA Holdings LLC (b)(c)	13,594

	Total Preferred Stocks (Cost $64,483)	13,594

	WARRANTS - 0.00%
	Textiles, Apparel & Luxury Goods - 0.00%
	Edcon Holdings, Ltd.
361	F - Expiration: December, 2049 (b)(c)(f)	0
6,464,770	F1 - Expiration: December, 2049 (b)(c)(f)	0
523,517	F2 - Expiration: December, 2049 (b)(c)(f)	0

	Total Warrants (Cost $0)	0

	SHORT TERM INVESTMENTS - 9.04%
	Money Market Funds - 8.78%
5,146,914	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.88% (i)	5,146,914

Principal Amount
	U.S. Government Agency Issue - 0.26%
150,000	Federal Home Loan Bank Discount Note
	0.400%, 07/03/2017 (e)	149,995

	Total Short Term Investments (Cost $5,296,909)	5,296,909

	Total Investments (Cost $55,632,858) - 92.51%	54,236,239
	Other Assets in Excess of Liabilities - 7.49%	4,390,873

	TOTAL NET ASSETS - 100.00%	$58,627,112

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2017.
(b)	Non-income producing.
(c)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $19,202, which represents 0.03% of total net assets.
(d)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $674,012 , which represents 1.15% of total net assets.
(e)	Zero coupon bond. The effective yield is listed.
(f)	As of June 30, 2017, the Valuation Committee has fair valued these securities. The value of these securities total $0, which represents 0.00% of total net assets.
(g)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2017. The securities are liquid and the value of these securities total $908,775 which represents 1.55% of total net assets.
(h)	Represents an inflation protected security.
(i)	Seven-day yield as of June 30, 2017.

Glossary of Terms

PIK Payment-in-Kind

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:
Cost of investments	$55,632,858

Gross unrealized appreciation	2,901,592
Gross unrealized depreciation	(4,298,211)

Net unrealized depreciation	($1,396,619)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Schedule of Open Forward Currency Contracts (Unaudited)

June 30, 2017

Forward expiration date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
9/27/2017	Citibank	Brazilian Real	3,300,000	Euro	930,757	$(89,972)
7/18/2017	Deutsche Bank	Chilean Peso	164,147,000	U.S. Dollars	248,267	(1,121)
7/20/2017	Deutsche Bank	Chilean Peso	162,131,000	U.S. Dollars	245,783	(1,687)
7/5/2017	Deutsche Bank	Euro	65,866	U.S. Dollars	75,212	36
7/24/2017	Deutsche Bank	Euro	335,000	U.S. Dollars	376,731	6,403
7/24/2017	JP Morgan Chase	Euro	1,310,938	Indian Rupee	96,000,000	19,061
7/24/2017	JP Morgan Chase	Indian Rupee	96,000,000	Euro	1,365,421	(81,372)
7/11/2017	Barclays	Japanese Yen	44,560,000	U.S. Dollars	407,227	(10,856)
7/13/2017	Barclays	Japanese Yen	68,630,000	U.S. Dollars	627,251	(16,714)
8/28/2017	Barclays	Japanese Yen	5,910,000	U.S. Dollars	54,124	(1,445)
8/31/2017	Barclays	Japanese Yen	11,810,000	U.S. Dollars	108,171	(2,887)
9/11/2017	Barclays	Japanese Yen	32,151,400	U.S. Dollars	294,635	(7,857)
9/21/2017	Barclays	Japanese Yen	37,430,000	U.S. Dollars	343,168	(9,145)
9/25/2017	Barclays	Japanese Yen	18,110,000	U.S. Dollars	166,068	(4,424)
10/24/2017	Barclays	Japanese Yen	19,600,000	U.S. Dollars	180,023	(4,819)
1/16/2018	Citibank	Mexican Peso	9,384,000	Euro	377,663	65,035
7/13/2017	Citibank	Mexican Peso	7,476,600	Euro	310,426	56,258
10/10/2017	Citibank	Mexican Peso	21,414,100	Euro	1,033,893	(26,495)
10/11/2017	Citibank	Mexican Peso	25,470,380	Euro	1,235,988	(38,992)
11/15/2017	JP Morgan Chase	U.S. Dollars	868,339	Australian Dollar	1,178,000	(35,479)
2/22/2018	Citibank	U.S. Dollars	273,293	Australian Dollar	370,000	(10,238)
3/13/2018	Citibank	U.S. Dollars	485,696	Australian Dollar	654,000	(15,346)
3/13/2018	JP Morgan Chase	U.S. Dollars	726,680	Australian Dollar	982,000	(25,650)
3/20/2018	JP Morgan Chase	U.S. Dollars	1,117,718	Australian Dollar	1,489,000	(22,936)
7/18/2017	Deutsche Bank	U.S. Dollars	63,736	Chilean Peso	42,187,000	218
7/20/2017	Deutsche Bank	U.S. Dollars	213,101	Chilean Peso	140,721,000	1,238
7/5/2017	Deutsche Bank	U.S. Dollars	70,631	Euro	65,866	(4,617)
7/10/2017	Merrill Lynch	U.S. Dollars	464,502	Euro	434,000	(31,454)
7/13/2017	Citibank	U.S. Dollars	71,205	Euro	66,791	(5,134)
7/19/2017	Goldman Sachs	U.S. Dollars	363,409	Euro	340,000	(25,330)
7/24/2017	Deutsche Bank	U.S. Dollars	446,735	Euro	413,923	(26,662)
7/31/2017	Deutsche Bank	U.S. Dollars	730,291	Euro	667,597	(33,531)
7/27/2017	Goldman Sachs	U.S. Dollars	200,283	Euro	183,000	(9,048)
7/27/2017	Citibank	U.S. Dollars	1,777,351	Euro	1,620,000	(75,736)
8/2/2017	HSBC	U.S. Dollars	37,283	Euro	34,118	(1,756)
8/2/2017	JP Morgan Chase	U.S. Dollars	287,068	Euro	263,000	(13,870)
8/8/2017	Goldman Sachs	U.S. Dollars	614,721	Euro	559,081	(25,199)
8/8/2017	Deutsche Bank	U.S. Dollars	466,018	Euro	424,000	(19,289)
8/15/2017	Deutsche Bank	U.S. Dollars	1,140,342	Euro	1,045,000	(56,174)
8/16/2017	Deutsche Bank	U.S. Dollars	35,115	Euro	32,000	(1,526)
8/21/2017	JP Morgan Chase	U.S. Dollars	197,604	Euro	177,000	(5,120)
8/22/2017	Deutsche Bank	U.S. Dollars	199,971	Euro	179,000	(5,054)
8/24/2017	Barclays	U.S. Dollars	360,389	Euro	319,000	(5,027)
9/8/2017	Barclays	U.S. Dollars	229,885	Euro	204,000	(3,986)
9/8/2017	Merrill Lynch	U.S. Dollars	491,006	Euro	434,000	(6,544)
9/13/2017	Citibank	U.S. Dollars	245,494	Euro	218,594	(5,177)
9/14/2017	Morgan Stanley	U.S. Dollars	99,770	Euro	88,500	(1,722)
9/19/2017	JP Morgan Chase	U.S. Dollars	198,392	Euro	177,000	(4,650)
9/19/2017	UBS	U.S. Dollars	228,270	Euro	203,500	(5,171)
9/29/2017	Barclays	U.S. Dollars	712,815	Euro	623,917	(3,297)
10/5/2017	Deutsche Bank	U.S. Dollars	75,568	Euro	65,866	(57)
7/14/2017	JP Morgan Chase	U.S. Dollars	435,985	Japanese Yen	44,610,000	39,114
7/25/2017	Citibank	U.S. Dollars	347,754	Japanese Yen	36,309,000	24,566
7/25/2017	JP Morgan Chase	U.S. Dollars	498,400	Japanese Yen	56,000,000	(58)
10/11/2017	Deutsche Bank	U.S. Dollars	1,095,277	Japanese Yen	111,608,750	98,278
12/12/2017	Citibank	U.S. Dollars	517,769	Japanese Yen	57,980,000	(1,831)
12/13/2017	JP Morgan Chase	U.S. Dollars	389,732	Japanese Yen	43,970,000	(4,335)
12/13/2017	HSBC	U.S. Dollars	434,283	Japanese Yen	47,460,000	8,938
7/11/2017	Goldman Sachs	U.S. Dollars	170,903	Japanese Yen	19,732,000	(4,617)
7/11/2017	Barclays	U.S. Dollars	386,415	Japanese Yen	44,560,000	(9,956)
7/13/2017	Barclays	U.S. Dollars	597,893	Japanese Yen	68,630,000	(12,644)
7/27/2017	JP Morgan Chase	U.S. Dollars	173,603	Japanese Yen	19,500,000	17
8/2/2017	JP Morgan Chase	U.S. Dollars	1,773,993	Japanese Yen	200,000,000	(6,847)
2/14/2018	Citibank	U.S. Dollars	106,494	Japanese Yen	11,860,000	(156)
11/14/2017	Citibank	U.S. Dollars	105,103	Japanese Yen	11,770,000	(223)
8/14/2017	Citibank	U.S. Dollars	104,590	Japanese Yen	11,770,000	(264)
2/16/2018	HSBC	U.S. Dollars	160,108	Japanese Yen	17,820,000	(154)
8/16/2017	JP Morgan Chase	U.S. Dollars	368,653	Japanese Yen	41,463,000	(751)
8/16/2017	Goldman Sachs	U.S. Dollars	105,302	Japanese Yen	11,840,000	(184)
8/28/2017	Barclays	U.S. Dollars	52,851	Japanese Yen	5,910,000	171
8/31/2017	Barclays	U.S. Dollars	106,064	Japanese Yen	11,810,000	780
9/1/2017	Deutsche Bank	U.S. Dollars	35,399	Japanese Yen	3,936,000	308
9/11/2017	Barclays	U.S. Dollars	284,346	Japanese Yen	32,151,400	(2,432)
9/13/2017	Deutsche Bank	U.S. Dollars	138,065	Japanese Yen	15,700,000	(1,986)
9/21/2017	Barclays	U.S. Dollars	334,544	Japanese Yen	37,430,000	521
3/22/2018	Deutsche Bank	U.S. Dollars	160,517	Japanese Yen	17,733,000	745
3/23/2018	Citibank	U.S. Dollars	322,667	Japanese Yen	35,670,000	1,266
9/25/2017	Barclays	U.S. Dollars	164,320	Japanese Yen	18,110,000	2,676
4/18/2018	Merrill Lynch	U.S. Dollars	276,578	Japanese Yen	30,030,000	5,615
4/13/2018	Deutsche Bank	U.S. Dollars	2,340,836	Japanese Yen	254,142,270	48,315
4/23/2018	JP Morgan Chase	U.S. Dollars	360,496	Japanese Yen	38,610,000	12,021
10/24/2017	Barclays	U.S. Dollars	181,265	Japanese Yen	19,600,000	6,061
6/1/2018	Deutsche Bank	U.S. Dollars	739,702	Japanese Yen	80,680,000	9,983
12/5/2017	JP Morgan Chase	U.S. Dollars	310,469	Japanese Yen	34,284,478	3,333
12/8/2017	Citibank	U.S. Dollars	236,924	Japanese Yen	25,700,000	6,656
12/11/2017	HSBC	U.S. Dollars	354,839	Japanese Yen	38,500,000	9,831
12/18/2017	JP Morgan Chase	U.S. Dollars	169,699	Japanese Yen	18,500,000	3,856
6/18/2018	HSBC	U.S. Dollars	827,201	Japanese Yen	88,800,000	23,298
6/20/2018	Citibank	U.S. Dollars	534,560	Japanese Yen	58,390,000	5,900
8/21/2017	Citibank	U.S. Dollars	1,310,385	South Korean Won	1,495,280,000	2,529
9/7/2017	Goldman Sachs	U.S. Dollars	916,037	South Korean Won	1,037,000,000	8,780
9/27/2017	HSBC	U.S. Dollars	735,347	South Korean Won	823,000,000	15,042
11/27/2017	HSBC	U.S. Dollars	739,615	South Korean Won	827,000,000	14,949
9/5/2017	HSBC	U.S. Dollars	891,532	South Korean Won	997,000,000	19,303

						$(307,904)

Schedule of Open Swap Contracts

Interest Rate Swaps (Unaudited)

June 30, 2017

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	3.018%	8/22/2023	JP Morgan Chase	3,990,000	($227,431)	$0	($227,431)
Receive	3-MO-USD-LIBOR**	1.914%	1/22/2025	Citibank	490,000	7,829	0	7,829
Receive	3-MO-USD-LIBOR**	1.973%	1/27/2025	Citibank	360,000	4,285	0	4,285
Receive	3-MO-USD-LIBOR**	1.942%	1/30/2025	Citibank	80,000	1,134	0	1,134
Receive	3-MO-USD-LIBOR**	1.817%	2/3/2025	Citibank	120,000	2,776	0	2,776
Receive	3-MO-USD-LIBOR*	1.978%	3/27/2025	Citibank	1,200,000	15,018	0	15,018
Receive	3-MO-USD-LIBOR	3.848%	8/22/2043	JP Morgan Chase	4,170,000	(1,097,265)	0	(1,097,265)

						$(1,293,654)	$0	$(1,293,654)

*	Centrally cleared swap, clearing agent: Deutsche Bank
**	Centrally cleared swap, clearing agent: JP Morgan Chase

GuidePath® Growth Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2017

Number of Shares		Value
	INVESTMENT COMPANIES - 98.96%
	Affiliated Mutual Funds - 16.15%
384,422	GuideMark® Emerging Markets Fund - Institutional Shares	$5,470,327
1,236,583	GuideMark® Large Cap Core Fund - Institutional Shares	20,428,348
1,513,159	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	28,598,706
3,740,309	GuideMark® World ex-US Fund - Institutional Shares	33,513,171

		88,010,552

	Exchange Traded Funds - 82.81%
55,622	iShares 7-10 Year Treasury Bond ETF (a)	5,929,861
111,759	iShares 20+ Year Treasury Bond ETF (a)	13,983,286
760,676	iShares Core MSCI Emerging Markets ETF	38,064,227
405,789	iShares Core S&P Small-Cap ETF (a)	28,449,867
118,055	iShares Edge MSCI Min Vol USA ETF (a)	5,776,431
47,074	iShares J.P. Morgan USD Emerging Markets Bond ETF	5,383,383
488,950	iShares MSCI Canada ETF (a)	13,084,302
316,431	iShares MSCI Switzerland Capped ETF (a)	10,856,748
57,847	iShares U.S. Credit Bond ETF (a)	6,460,353
284,582	Schwab U.S. Large-Cap ETF	16,440,302
156,642	SPDR Bloomberg Barclays High Yield Bond ETF (a)	5,827,082
45,094	SPDR Gold Shares (a)(b)	5,321,994
61,482	SPDR S&P 600 Small Cap Growth ETF (a)	13,297,327
240,246	SPDR S&P China ETF	21,449,163
2,405,895	Vanguard FTSE Developed Markets ETF (a)	99,411,581
182,139	Vanguard Global ex-U.S. Real Estate ETF	10,245,319
17,969	Vanguard Growth ETF	2,282,782
207,740	Vanguard REIT ETF (a)	17,290,200
590,049	Vanguard S&P 500 ETF (a)	131,026,281
6,599	Vanguard Total Bond Market ETF	539,996

		451,120,485

	Total Investment Companies (Cost $442,018,392)	539,131,037

	SHORT TERM INVESTMENTS - 1.00%
	Money Market Funds - 1.00%
5,436,240	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.88% (c)	5,436,240

	Total Short Term Investments (Cost $5,436,240)	5,436,240

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 20.51%
111,748,748	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.34% (c)	111,748,748

	Total Investments Purchased as Securities Lending Collateral (Cost $111,748,748)	111,748,748

	Total Investments (Cost $559,203,380) - 120.47%	656,316,025
	Liabilities in Excess of Other Assets - (20.47)%	(111,537,767)

	TOTAL NET ASSETS - 100.00%	$544,778,258

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$559,203,380

Gross unrealized appreciation	97,112,645
Gross unrealized depreciation	0

Net unrealized appreciation	$97,112,645

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuidePath® Conservative Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2017

Number of Shares		Value
	INVESTMENT COMPANIES - 98.97%
	Affiliated Mutual Funds - 13.39%
26,528	GuideMark® Emerging Markets Fund - Institutional Shares	$377,491
168,581	GuideMark® Large Cap Core Fund - Institutional Shares	2,784,965
342,222	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	6,467,997
567,286	GuideMark® World ex-US Fund - Institutional Shares	5,082,885

		14,713,338

	Exchange Traded Funds - 85.58%
63,959	iShares 1-3 Year Treasury Bond ETF (a)	5,403,896
126,006	iShares 7-10 Year Treasury Bond ETF (a)	13,433,500
38,092	iShares 10+ Year Credit Bond ETF	2,347,991
73,522	iShares 20+ Year Treasury Bond ETF (a)	9,199,073
22,273	iShares Core MSCI Emerging Markets ETF	1,114,541
112,591	iShares Edge MSCI Min Vol USA ETF (a)	5,509,078
13,446	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,537,684
40,876	iShares MSCI Canada ETF	1,093,842
110,025	iShares MSCI Switzerland Capped ETF	3,774,958
24,730	iShares U.S. Credit Bond ETF	2,761,846
43,289	PowerShares DB Gold Fund (a)(b)	1,715,543
178,170	SPDR Bloomberg Barclays High Yield Bond ETF (a)	6,627,924
59,605	SPDR Bloomberg Barclays International Treasury Bond ETF (a)(b)	1,646,886
69,818	SPDR Bloomberg Barclays TIPS ETF	3,921,677
177	SPDR S&P 600 Small Cap Value ETF	21,114
30,131	SPDR S&P China ETF	2,690,096
197,332	Vanguard FTSE Developed Markets ETF	8,153,758
188,518	Vanguard Mortgage-Backed Securities ETF (a)	9,927,358
23,557	Vanguard REIT ETF (a)	1,960,649
39,925	Vanguard S&P 500 ETF	8,865,745
7,528	Vanguard Total Bond Market ETF	616,016
17,869	Vanguard Value ETF	1,725,431

		94,048,606

	Total Investment Companies (Cost $97,560,535)	108,761,944

	SHORT TERM INVESTMENTS - 0.67%
	Money Market Funds - 0.67%
739,222	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.88% (c)	739,222

	Total Short Term Investments (Cost $739,222)	739,222

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 31.10%
34,176,094	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.34% (c)	34,176,094

	Total Investments Purchased as Securities Lending Collateral (Cost $34,176,094)	34,176,094

	Total Investments (Cost $132,475,851) - 130.74%	143,677,260
	Liabilities in Excess of Other Assets - (30.74)%	(33,778,252)

	TOTAL NET ASSETS - 100.00%	$109,899,008

Percentages	are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$132,475,851

Gross unrealized appreciation	11,521,297
Gross unrealized depreciation	(319,888)

Net unrealized appreciation	$11,201,409

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Tactical Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2017

Number of Shares		Value
	INVESTMENT COMPANIES - 99.05%
	Exchange Traded Funds - 99.05%
227,790	iShares MSCI Pacific ex Japan ETF	$10,132,099
445,807	iShares TIPS Bond ETF	50,567,888
70,893	iShares U.S. Credit Bond ETF	7,917,330
461,301	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	21,099,908
205,208	SPDR Bloomberg Barclays Convertible Securities ETF (a)	10,182,421
114,317	SPDR S&P China ETF	10,206,222
234,910	Technology Select Sector SPDR Fund	12,854,275
128,894	Vanguard Growth ETF	16,374,694
98,778	Vanguard Mid-Cap Growth ETF	11,624,195
564,797	Vanguard S&P 500 ETF (a)(b)	125,418,822
296,570	Vanguard Short-Term Corporate Bond ETF	23,737,463
59,417	Vanguard Small-Cap Growth ETF (a)	8,658,839

		308,774,156

	Total Investment Companies (Cost $287,040,425)	308,774,156

	SHORT TERM INVESTMENTS - 1.11%
	Money Market Funds - 1.11%
3,464,898	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.88% (c)	3,464,898

	Total Short Term Investments (Cost $3,464,898)	3,464,898

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 11.15%
34,766,300	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.34% (c)	34,766,300

	Total Investments Purchased as Securities Lending Collateral (Cost $34,766,300)	34,766,300

	Total Investments (Cost $325,271,623) - 111.31%	347,005,354
	Liabilities in Excess of Other Assets - (11.31)%	(35,270,733)

	TOTAL NET ASSETS - 100.00%	$311,734,621

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	Seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$325,271,623

Gross unrealized appreciation	22,310,048
Gross unrealized depreciation	(576,317)

Net unrealized appreciation	$21,733,731

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuidePath® Absolute Return Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2017

Number of Shares		Value
	INVESTMENT COMPANIES - 99.04%
	Exchange Traded Funds - 56.96%
80,046	iShares 3-7 Year Treasury Bond ETF (a)	$9,891,284
12,360	iShares 7-10 Year Treasury Bond ETF (a)	1,317,700
22,035	iShares Core MSCI Emerging Markets ETF	1,102,631
216,624	iShares Floating Rate Bond ETF (a)	11,030,494
128,212	iShares J.P. Morgan USD Emerging Markets Bond ETF	14,662,324
13,637	PowerShares DB Agriculture Fund (a)(b)	270,695
10,973	PowerShares DB Base Metals Fund (a)(b)	179,738
7,564	PowerShares DB Energy Fund (b)	87,818
6,748	PowerShares DB Precious Metals Fund (b)	250,283
63,256	ProShares Investment Grade-Interest Rate Hedged ETF (a)	4,839,021
44,478	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	2,034,424
66,134	Vanguard FTSE Developed Markets ETF (a)	2,732,657
120,562	Vanguard Intermediate-Term Corporate Bond ETF	10,552,792
187,893	Vanguard Mortgage-Backed Securities ETF	9,894,445
11,915	Vanguard S&P 500 ETF (a)	2,645,845
44,192	Vanguard Total Bond Market ETF	3,616,231

		75,108,382

	Mutual Funds - 42.08%
514,314	BlackRock Low Duration Bond Portfolio - Institutional Shares	4,952,845
208,728	DoubleLine Core Fixed Income Fund - Institutional Shares	2,287,654
655,133	DoubleLine Low Duration Bond Fund - Institutional Shares	6,590,641
455,877	DoubleLine Multi-Asset Growth Fund - Institutional Shares (c)	4,581,560
1,462,296	DoubleLine Total Return Bond Fund - Institutional Shares	15,617,321
<1	Pioneer Strategic Income Fund - Class Y	2
1,152,207	T. Rowe Price Institutional Floating Rate Fund	11,556,638
1,664,824	Vanguard High-Yield Corporate Fund - Admiral Shares	9,905,700

		55,492,361

	Total Investment Companies (Cost $130,190,180)	130,600,743

	SHORT TERM INVESTMENTS - 0.82%
	Money Market Funds - 0.82%
1,079,356	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.88% (d)	1,079,356

	Total Short Term Investments (Cost $1,079,356)	1,079,356

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 14.29%
18,849,541	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.34% (d)	18,849,541

	Total Investments Purchased as Securities Lending Collateral (Cost $18,849,541)	18,849,541

	Total Investments (Cost $150,119,077) - 114.15%	150,529,640
	Liabilities in Excess of Other Assets - (14.15)%	(18,663,276)

	TOTAL NET ASSETS - 100.00%	$131,866,364

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 2.07% of total net assets as of June 30, 2017.
(d)	Seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$150,119,077

Gross unrealized appreciation	611,055
Gross unrealized depreciation	(200,492)

Net unrealized appreciation	$410,563

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuidePath® Multi-Asset Income Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2017

Number of Shares		Value
	INVESTMENT COMPANIES - 99.02%
	Affiliated Mutual Funds - 5.68%
291,322	GuideMark® Core Fixed Income Fund - Institutional Shares	$2,715,122
396,241	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	3,696,925

		6,412,047

	Exchange Traded Funds - 60.11%
3,470	iShares 7-10 Year Treasury Bond ETF (a)	369,937
12,040	iShares 10+ Year Credit Bond ETF	742,146
9,313	iShares 20+ Year Treasury Bond ETF	1,165,243
31,872	iShares Global Infrastructure ETF	1,401,412
265,377	iShares International Select Dividend ETF (a)	8,683,135
15,368	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,757,484
5,915	iShares MBS ETF	631,485
222,680	iShares U.S. Preferred Stock ETF (a)	8,722,375
22,755	PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	2,306,447
62,629	SPDR Bloomberg Barclays High Yield Bond ETF (a)	2,329,799
223,126	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	6,836,581
113,881	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,185,252
37,821	Vanguard Global ex-U.S. Real Estate ETF	2,127,431
13,142	Vanguard REIT ETF (a)	1,093,809
3,043	Vanguard S&P 500 ETF	675,729
75,371	Vanguard Total Bond Market ETF	6,167,609
66,225	WisdomTree Emerging Markets High Dividend Fund	2,714,563
203,544	WisdomTree U.S. High Dividend Fund	13,912,231
38,482	WisdomTree U.S. SmallCap Dividend Fund	3,097,031

		67,919,699

	Mutual Funds - 33.23%
864,724	BlackRock Global Dividend Portfolio - Institutional Shares	11,665,126
298,455	Loomis Sayles Global Equity and Income Fund - Institutional Shares	6,237,707
1,056,342	T. Rowe Price Institutional Floating Rate Fund	10,595,109
1,520,840	Vanguard High-Yield Corporate Fund - Admiral Shares	9,049,001

		37,546,943

	Total Investment Companies (Cost $100,649,529)	111,878,689

	SHORT TERM INVESTMENTS - 0.95%
	Money Market Funds - 0.95%
1,071,281	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.88% (b)	1,071,281

	Total Short Term Investments (Cost $1,071,281)	1,071,281

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.22%
14,934,584	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.34% (b)	14,934,584

	Total Investments Purchased as Securities Lending Collateral (Cost $14,934,584)	14,934,584

	Total Investments (Cost $116,655,394) - 113.19%	127,884,554
	Liabilities in Excess of Other Assets - (13.19)%	(14,904,355)

	TOTAL NET ASSETS - 100.00%	$112,980,199

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$116,655,394

Gross unrealized appreciation	11,265,983
Gross unrealized depreciation	(36,823)

Net unrealized appreciation	$11,229,160

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuidePath® Flexible Income Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2017

Number of Shares		Value
	INVESTMENT COMPANIES - 99.11%
	Exchange Traded Funds - 71.44%
464,904	Global X MLP ETF (a)	$5,076,752
196,307	iShares Core MSCI Emerging Markets ETF	9,823,201
188,017	iShares U.S. Preferred Stock ETF (a)	7,364,626
505,164	SPDR Bloomberg Barclays High Yield Bond ETF (a)	18,792,101
78,138	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	2,185,520
249,935	VanEck Vectors Emerging Markets High Yield Bond ETF	6,125,907
237,575	Vanguard FTSE Developed Markets ETF (a)	9,816,599
93,238	Vanguard Global ex-U.S. Real Estate ETF (a)	5,244,638
56,937	Vanguard REIT ETF (a)	4,738,867
1,645	Vanguard S&P 500 ETF (a)	365,289
7,475	Vanguard Total Bond Market ETF	611,679

		70,145,179

	Mutual Funds - 27.67%
2,044,589	BlackRock High Yield Portfolio - Institutional Shares	15,886,453
518,409	Navigator Tactical Fixed Income Fund - Institutional Shares	5,396,636
989,190	Vanguard High-Yield Corporate Fund - Admiral Shares	5,885,682

		27,168,771

	Total Investment Companies (Cost $97,346,343)	97,313,950

	SHORT TERM INVESTMENTS - 0.88%
	Money Market Funds - 0.88%
865,121	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.88% (b)	865,121

	Total Short Term Investments (Cost $865,121)	865,121

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 33.40%
32,795,645	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.34% (b)	32,795,645

	Total Investments Purchased as Securities Lending Collateral (Cost $32,795,645)	32,795,645

	Total Investments (Cost $131,007,109) - 133.39%	130,974,716
	Liabilities in Excess of Other Assets - (33.39)%	(32,784,177)

	TOTAL NET ASSETS - 100.00%	$98,190,539

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$131,007,109

Gross unrealized appreciation	434,628
Gross unrealized depreciation	(467,021)

Net unrealized depreciation	($32,393)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuidePath® Managed Futures Strategy Fund

Consolidated Schedule of Investments (Unaudited)

June 30, 2017

Principal Amount		Value
	SHORT TERM INVESTMENTS - 101.27%
	Certificate of Deposit - 75.04%
$2,500,000	Banco Del Estado De Chile
	1.556%, 07/05/2017 (a)	$2,500,000
2,500,000	Bank of Montreal
	1.504%, 05/08/2018 (a)	2,502,405
2,500,000	Bank of Nova Scotia
	1.330%, 12/15/2017	2,499,771
	Bank of Tokyo-Mitsubishi, Ltd.
500,000	1.180%, 07/06/2017	500,000
2,500,000	1.400%, 10/31/2017	2,500,746
3,750,000	CIBC
	1.050%, 07/03/2017	3,750,000
3,000,000	Credit Industriel et Commercial
	1.050%, 09/21/2017	3,000,183
1,500,000	Commonwealth Bank of Australia
	1.606%, 02/23/2018 (a)	1,502,912
3,000,000	Cooperatieve Rabobank UA
	1.487%, 07/10/2017 (a)	3,000,000
3,000,000	Credit Agricole Corp. and Investment Bank
	1.150%, 07/13/2017	3,000,000
	Dexia Credit Local SA
2,000,000	1.626%, 08/11/2017 (a)	2,000,000
750,000	1.704%, 01/29/2018 (a)	751,382
3,000,000	DNB ASA
	1.060%, 07/27/2017	3,000,000
2,000,000	DZ Bank AG
	1.320%, 11/20/2017	1,999,640
2,500,000	Landesbank Hessen-Thueringen
	1.040%, 07/10/2017	2,500,006
1,800,000	Mizuho Bank, Ltd.
	1.696%, 07/06/2017 (a)	1,800,000
2,500,000	National Australia Bank
	1.080%, 08/08/2017	2,500,000
4,000,000	National Bank of Kuwait
	1.080%, 07/03/2017	4,000,000
	Oversea-Chinese Banking Corp., Ltd.
500,000	1.300%, 10/02/2017	500,053
2,500,000	1.280%, 09/25/2017	2,500,177
	Royal Bank of Canada
1,500,000	1.404%, 06/12/2018 (a)	1,499,815
3,000,000	Skandinaviska Enskilda Banken AB
	1.250%, 09/21/2017	2,999,872
	Sumitomo Mitsui Trust Bank, Ltd.
2,500,000	1.423%, 08/07/2017 (a)	2,500,000
	Svenska Handelsbanken
2,500,000	1.313%, 11/06/2017 (a)	2,500,263
500,000	1.313%, 12/06/2017 (a)	500,019
3,000,000	Swedbank AB
	1.120%, 07/03/2017	3,000,000
500,000	The Norinchukin Bank
	1.494%, 10/10/2017 (a)	500,269
2,500,000	The Toronto-Dominion Bank
	1.685%, 08/10/2017 (a)	2,500,000
2,500,000	Westpac Banking Corp.
	1.744%, 01/10/2018 (a)	2,505,708

		64,813,221

	Commercial Paper - 3.47%
3,000,000	COFCO Capital Corp.
	1.040%, 07/20/2017	2,998,021

		2,998,021

	Corporate Obligations - 2.89%
2,500,000	Bank of America Corp.
	1.270%, 10/17/2017	2,500,035

		2,500,035

Number of Shares
	Money Market Funds - 2.70%
2,329,607	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.88% (b)(c)	2,329,607

		2,329,607

Principal Amount
	U.S. Treasury Bill - 17.17%
	United States Treasury Bill
$800,000	0.733%, 07/06/2017 (c)(d)(e)	799,922
2,000,000	0.758%, 07/13/2017 (d)(e)	1,999,613
3,250,000	0.845%, 08/03/2017 (c)(d)(e)	3,247,500
7,800,000	0.943%, 09/07/2017 (c)(d)(e)	7,786,482
1,000,000	1.003%, 10/05/2017 (c)(d)(e)	997,363

		14,830,880

	Total Short Term Investments (Cost $87,459,643)	87,471,764

	Total Investments (Cost $87,459,643) - 101.27%	87,471,764
	Liabilities in Excess of Other Assets - (1.27)%	(1,097,542)

	TOTAL NET ASSETS - 100.00%	$86,374,222

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2017.
(b)	Seven-day yield as of June 30, 2017.
(c)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(d)	Zero coupon bond. The effective yield is listed.
(e)	All or a portion of this security is held as collateral for certain futures contracts.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$87,459,643

Gross unrealized appreciation	13,602
Gross unrealized depreciation	(1,481)

Net unrealized appreciation	$12,121

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Consolidated Schedule of Open Futures Contracts

June 30, 2017

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Amsterdam IDX Futures	34	3,933,801	Jul-17	$(126,933)
Australian 3-Year Treasury Bond Futures	(36)	(2,712,168)	Sep-17	793
Australian 10-Year Treasury Bond Futures	20	1,496,461	Sep-17	(29,256)
Australian Dollar Futures	105	8,058,750	Sep-17	63,500
Brent Crude Futures (a)	(62)	(3,023,740)	Sep-17	(111,228)
British Pound Futures	14	1,141,438	Sep-17	5,989
CAC40 Index Futures	49	2,863,473	Jul-17	(80,940)
Canadian 10-Year Bond Futures	21	2,276,026	Sep-17	(74,097)
Canadian Dollar Futures	51	3,939,240	Sep-17	5,222
Cocoa Futures (a)	(44)	(853,600)	Sep-17	19,729
Coffee ‘C’ Futures (a)	(31)	(1,461,263)	Sep-17	18,982
Copper Futures (a)	32	2,168,800	Sep-17	53,843
Corn Futures (a)	(79)	(1,548,400)	Dec-17	(26,513)
Cotton No. 2 Futures (a)	24	823,080	Dec-17	(61,953)
DAX® Index Futures	10	3,517,829	Sep-17	(122,651)
DJIA E-Mini CBOT Futures	60	6,390,000	Sep-17	26,128
E-mini MSCI EAFE Index Futures	40	3,779,200	Sep-17	(15,592)
E-mini MSIC Emerging Markets Index Futures	89	4,486,935	Sep-17	(19,061)
E-mini Nasdaq 100 Futures	43	4,861,365	Sep-17	(207,142)
E-mini S&P 500 Futures	37	4,478,665	Sep-17	(15,671)
E-mini S&P Mid Cap 400 Futures	28	4,889,080	Sep-17	(13,282)
Euribor 3 Month Futures	138	39,528,377	Sep-17	13,626
Euro Fx Futures	53	7,596,887	Sep-17	72,265
Euro Stoxx 50® Index Futures	93	3,644,414	Sep-17	(128,166)
Euro-Bobl Futures	131	19,705,210	Sep-17	(192,945)
Euro-BTP Futures	51	7,871,873	Sep-17	(193,721)
Euro-Bund Futures	58	10,723,051	Sep-17	(206,577)
Eurodollar 90 Day Futures	(185)	(45,567,813)	Dec-17	13,150
Euro-OATS Futures	57	9,666,446	Sep-17	(121,432)
Euro-Schatz Futures	157	20,056,708	Sep-17	(50,347)
FTSE 100 Index Futures	36	3,395,895	Sep-17	(105,074)
FTSE MIB Index Futures	21	2,458,363	Sep-17	(61,561)
FTSE/JSE Top 40 Index Futures	(79)	(2,758,554)	Sep-17	(20,957)
Gold 100 Oz. Futures (a)	(15)	(1,863,450)	Aug-17	11,226
Hang Seng Index Futures	27	4,423,948	Jul-17	(7,831)
H-Shares Index Futures	36	2,350,447	Jul-17	(10,481)
IBEX 35® Index Futures	26	3,090,132	Jul-17	(117,787)
Japanese Yen Futures	(138)	(15,369,750)	Sep-17	385,512
Live Cattle Futures (a)	42	1,953,840	Aug-17	(104,182)
LME Aluminium Futures (a)(b)	69	3,311,138	Sep-17	(10,209)
LME Aluminium Futures (b)	(42)	(2,015,475)	Sep-17	(38,411)
LME Copper Futures (a)(b)	22	3,267,138	Sep-17	78,130
LME Copper Futures (b)	(3)	(445,519)	Sep-17	(17,446)
LME Nickel Futures (a)(b)	12	675,900	Sep-17	5,498
LME Nickel Futures (b)	(38)	(2,140,350)	Sep-17	(89,999)
LME Zinc Futures (a)(b)	20	1,380,000	Sep-17	96,879
LME Zinc Futures (b)	(2)	(138,000)	Sep-17	(11,693)
Long Gilt Futures	55	8,995,220	Sep-17	(163,527)
Low Sulphur Gas Oil Futures (a)	(60)	(2,616,000)	Aug-17	(55,269)
Mexican Peso Futures	155	4,222,975	Sep-17	(41,485)
MSCI Singapore Index Futures	55	1,431,977	Jul-17	8,120
MSCI Taiwan Index Futures	113	4,353,890	Jul-17	5,072
Natural Gas Futures (a)	(78)	(2,367,300)	Aug-17	13,488
NY Harbor ULSD Futures (a)	(29)	(1,806,416)	Aug-17	(50,261)
New Zealand Dollar Futures	38	2,779,320	Sep-17	8,082
Nifty 50 Index Futures	142	2,703,254	Jul-17	(30,009)
Nikkei 225 Futures	22	3,915,892	Sep-17	(16,034)
OMXS30 Futures	246	4,680,006	Jul-17	(125,546)
RBOB Gasoline Futures (a)	(18)	(1,144,357)	Aug-17	(23,028)
Russell 2000 Mini Index Futures	69	4,879,335	Sep-17	3,026
S&P/TSX 60 Index Futures	26	3,565,577	Sep-17	(52,467)
Short-Term Euro BTP Futures	82	10,553,213	Sep-17	(19,306)
Silver Futures (a)	(20)	(1,662,700)	Sep-17	(16,295)
South African Rand	6	225,750	Sep-17	(4,393)
Soybean Futures (a)	(67)	(3,198,413)	Nov-17	(61,646)
Soybean Meal Futures (a)	(73)	(2,271,760)	Dec-17	(16,740)
Soybean Oil Futures (a)	(52)	(1,040,208)	Dec-17	(36,580)
SPI 200TM Index Futures	32	3,473,449	Sep-17	(28,973)
Sugar No. 11 Futures (a)	(264)	(4,083,341)	Oct-17	(2,162)
Swiss Franc Futures	23	3,012,425	Sep-17	6,440
TOPIX Index Futures	38	5,444,499	Sep-17	38,387
U.S. Treasury 5-Year Note Futures	34	4,006,422	Sep-17	(10,877)
U.S. Treasury 10-Year Note Futures	30	3,765,938	Sep-17	(12,624)
U.S. Treasury Long Bond Futures	18	2,766,375	Sep-17	(25,184)
Wheat Futures (a)	(61)	(1,604,300)	Sep-17	(232,204)
WTI Crude Futures (a)	(67)	(3,084,680)	Aug-17	(56,548)

				($2,521,209)

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including collateralized mortgage obligations, convertible obligations, corporate obligations, foreign government obligations and mortgage-backed securities; (2) certain common stocks and preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2017:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$-	$5,608	$0	$5,608
Preferred Stock	-	13,594	-	13,594

Total Equity	-	19,202	-	19,202
Fixed Income
Collateralized Mortgage Obligations	-	11,756,560	-	11,756,560
Convertible Obligations	-	828,984	-	828,984
Corporate Obligations	-	235,330	-	235,330
Foreign Government Obligations	-	28,621,611	-	28,621,611
Mortgage Backed Securities - U.S. Government Agency	-	7,477,643	-	7,477,643

Total Fixed Income	-	48,920,128	-	48,920,128
Warrants	-	-	0	0
Short Term Investments	5,146,914	149,995	-	5,296,909

Total Investments in Securities	$5,146,914	$49,089,325	$0	$54,236,239

Other Financial Instruments*
Forward Currency Contracts	$-	$(307,904)	$-	$(307,904)
Swaps	-	(1,293,654)	-	(1,293,654)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants

Balance as of April 1, 2017	$0	$0
Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of June 30, 2017	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2017.	$-	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$539,131,037	$-	$-	$539,131,037
Short Term Investments	5,436,240	-	-	5,436,240
Investments Purchased as Securities Lending Collateral*	-	-	-	111,748,748

Total Investments in Securities	$544,567,277	$-	$-	$656,316,025

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$108,761,944	$-	$-	$108,761,944
Short Term Investments	739,222	-	-	739,222
Investments Purchased as Securities Lending Collateral*	-	-	-	34,176,094

Total Investments in Securities	$109,501,166	$-	$-	$143,677,260

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$308,774,156	$-	$-	$308,774,156
Short Term Investments	3,464,898	-	-	3,464,898
Investments Purchased as Securities Lending Collateral*	-	-	-	34,766,300

Total Investments in Securities	$312,239,054	$-	$-	$347,005,354

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$130,600,743	$-	$-	$130,600,743
Short Term Investments	1,079,356	-	-	1,079,356
Investments Purchased as Securities Lending Collateral*	-	-	-	18,849,541

Total Investments in Securities	$131,680,099	$-	$-	$150,529,640

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$111,878,689	$-	$-	$111,878,689
Short Term Investments	1,071,281	-	-	1,071,281
Investments Purchased as Securities Lending Collateral*	-	-	-	14,934,584

Total Investments in Securities	$112,949,970	$-	$-	$127,884,554

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$97,313,950	$-	$-	$97,313,950
Short Term Investments	865,121	-	-	865,121
Investments Purchased as Securities Lending Collateral*	-	-	-	32,795,645

Total Investments in Securities	$98,179,071	$-	$-	$130,974,716

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$2,329,607	$85,142,157	$-	$87,471,764

Total Investments in Securities	$2,329,607	$85,142,157	$-	$87,471,764

Other Financial Instruments*
Futures	$(2,521,209)	$-	$-	$(2,521,209)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.

GuideMark® Opportunistic Fixed Income Fund

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Statement of Assets and Liabilities — Values of Derivative Instruments as of June 30, 2017

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Interest Rate Contracts - Swaps	Appreciation on swap agreements	$31,042	Depreciation on swap agreements	$1,324,696

Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	521,101	Depreciation of forward currency contracts	829,005

Total		$552,143		$2,153,701

GuidePath® Managed Futures Strategy Fund

The GuidePath Managed Futures Strategy Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period, ended June 30, 2017, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

Statement of Assets and Liabilities — Values of Derivative Instruments as of June 30, 2017

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Commodity Contracts - Futures*	Unrealized appreciation on futures contracts	$297,775	Unrealized depreciation on futures contracts	$1,022,367

Equity Contracts - Futures*	Unrealized appreciation on futures contracts	80,733	Unrealized depreciation on futures contracts	1,306,158

Foreign Exchange Contracts - Futures*	Unrealized appreciation on futures contracts	547,010	Unrealized depreciation on futures contracts	45,878

Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	27,569	Unrealized depreciation on futures contracts	1,099,893

Total		$953,087		$3,474,296

* Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.

The average monthly notional amount of futures, forwards and swaps during the period ended June 30, 2017 were as follows:

Long Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund

Futures	$-	$425,873,404

Forwards	$36,722,958	-

Swaps	$10,410,000	-

Short Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund

Futures	$-	($103,243,078)

Forwards	$(4,689,154)	-

Cross Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund

Forwards	$7,835,362	$-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of June 30, 2017, the Funds (excluding the Opportunistic Fixed Income Fund and Managed Futures Strategy Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased as Securities Lending Collateral

Opportunistic Fixed Income Fund	$-
Growth Allocation Fund	111,748,748
Conservative Allocation Fund	34,176,094
Tactical Allocation Fund	34,766,300
Absolute Return Allocation Fund	18,849,541
Multi-Asset Income Allocation Fund	14,934,584
Flexible Income Allocation Fund	32,795,645
Managed Futures Strategy Fund	-

Transactions with Affiliates

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor. The GuidePath® Funds had the following transactions during the quarter ended June 30, 2017, with affiliates:

	Share Activity				Period Ended June 30, 2017

Security Name	Balance March 31, 2017	Purchases	Sales	Balance June 30, 2017	Fair Value	Dividends Credited to Income	Amount of Gain (Loss) realized on Sale of Shares*

Growth Allocation Fund
GuideMark® Large Cap Core Fund - Institutional Shares	2,463,265	103,752	1,330,434	1,236,583	$20,428,348	$-	$2,573,618
GuideMark® Emerging Markets Fund - Institutional Shares	857,339	34,797	507,714	384,422	5,470,327	-	1,112,173
GuideMark® Small/Mid Cap Core Fund - Institutional Shares	3,165,311	131,332	1,783,484	1,513,159	28,598,706	-	5,009,208
GuideMark® World ex-US Fund - Institutional Shares	8,369,337	339,755	4,968,783	3,740,309	33,513,171	-	6,162,874

					$88,010,552	$-	$14,857,873

Conservative Allocation Fund
GuideMark® Large Cap Core Fund - Institutional Shares	181,943	11,647	25,009	168,581	$2,784,965	$-	$13,129
GuideMark® Emerging Markets Fund - Institutional Shares	28,624	1,831	3,927	26,528	377,491	-	3,782
GuideMark® Small/Mid Cap Core Fund - Institutional Shares	369,315	23,647	50,740	342,222	6,467,997	-	25,154
GuideMark® World ex-US Fund - Institutional Shares	611,474	39,147	83,335	567,286	5,082,885	-	49,156

					$14,713,338	$-	$91,221

Absolute Return Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	617,227	8,936	626,163	-	$-	$-	$(105,413)
GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	508,071	7,360	515,431	-	-	-	197,254

					$-	$-	$91,841

Multi-Asset Income Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	299,116	24,753	32,547	291,322	$2,715,122	$20,203	$(8,320)
GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	443,310	19,713	66,782	396,241	3,696,925	75,399	13,301

					$6,412,047	$95,602	$4,981

Flexible Income Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	68,915	766	69,681	-	$-	$-	$6,902

					$-	$-	$6,902

* Includes long-term capital gains distributions received

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08/28/2017

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	08/28/2017